Pensions and post-retirement benefits - Disclosure of analysis of scheme assets (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Fair value of scheme assets
Disclosure of fair value of plan assets [line items]
Fair value of scheme assets	£ (24,914)	£ (25,360)
Percentage Of Fair Value Of Scheme Assets	10000.00%	10000.00%
Equities | Fair value of scheme assets
Disclosure of fair value of plan assets [line items]
Equity instruments, amount contributed to fair value of plan assets	£ 116	£ 113
Percentage Of Fair Value Of Scheme Assets	50.00%	50.00%
Private equities | Fair value of scheme assets
Disclosure of fair value of plan assets [line items]
Equity instruments, amount contributed to fair value of plan assets	£ 2,259	£ 2,734
Percentage Of Fair Value Of Scheme Assets	910.00%	1080.00%
Bonds - fixed government | Fair value of scheme assets
Disclosure of fair value of plan assets [line items]
Bonds	£ 1,544	£ 1,353
Percentage Of Fair Value Of Scheme Assets	620.00%	530.00%
Bonds - index-linked government | Fair value of scheme assets
Disclosure of fair value of plan assets [line items]
Bonds	£ 9,400	£ 9,847
Percentage Of Fair Value Of Scheme Assets	3770.00%	3890.00%
Bonds - corporate and other | Fair value of scheme assets
Disclosure of fair value of plan assets [line items]
Bonds	£ 7,251	£ 7,435
Percentage Of Fair Value Of Scheme Assets	2910.00%	2930.00%
Property | Fair value of scheme assets
Disclosure of fair value of plan assets [line items]
Property	£ 1,214	£ 1,323
Percentage Of Fair Value Of Scheme Assets	490.00%	520.00%
Infrastructure | Fair value of scheme assets
Disclosure of fair value of plan assets [line items]
Infrastructure	£ 1,534	£ 1,583
Percentage Of Fair Value Of Scheme Assets	620.00%	620.00%
Hedge funds | Fair value of scheme assets
Disclosure of fair value of plan assets [line items]
Hedge funds	£ 1,320	£ 1,373
Percentage Of Fair Value Of Scheme Assets	530.00%	540.00%
Derivative financial assets | Fair value of scheme assets
Disclosure of fair value of plan assets [line items]
Derivatives	£ (1,559)	£ (1,857)
Percentage Of Fair Value Of Scheme Assets	(630.00%)	(730.00%)
Longevity reinsurance contracts | Fair value of scheme assets
Disclosure of fair value of plan assets [line items]
Longevity reinsurance contracts	£ (131)	£ (123)
Percentage Of Fair Value Of Scheme Assets	(50.00%)	(50.00%)
Cash and liquid assets | Fair value of scheme assets
Disclosure of fair value of plan assets [line items]
Cash and liquid assets	£ 1,902	£ 1,510
Percentage Of Fair Value Of Scheme Assets	760.00%	600.00%
Mixed investment funds | Fair value of scheme assets
Disclosure of fair value of plan assets [line items]
Mixed investment funds	£ 12	£ 11
Percentage Of Fair Value Of Scheme Assets	0.00%	0.00%
Other | Fair value of scheme assets
Disclosure of fair value of plan assets [line items]
Other	£ 52	£ 58
Percentage Of Fair Value Of Scheme Assets	20.00%	20.00%
Equities - quoted | Fair value of scheme assets
Disclosure of fair value of plan assets [line items]
Fair value of scheme assets	£ (16,824)	£ (16,236)
Equities - quoted | Equities | Fair value of scheme assets
Disclosure of fair value of plan assets [line items]
Equity instruments, amount contributed to fair value of plan assets	116	113
Equities - quoted | Private equities | Fair value of scheme assets
Disclosure of fair value of plan assets [line items]
Equity instruments, amount contributed to fair value of plan assets	0	0
Equities - quoted | Bonds - fixed government | Fair value of scheme assets
Disclosure of fair value of plan assets [line items]
Bonds	1,544	1,353
Equities - quoted | Bonds - index-linked government | Fair value of scheme assets
Disclosure of fair value of plan assets [line items]
Bonds	9,400	9,847
Equities - quoted | Bonds - corporate and other | Fair value of scheme assets
Disclosure of fair value of plan assets [line items]
Bonds	6,014	5,884
Equities - quoted | Property | Fair value of scheme assets
Disclosure of fair value of plan assets [line items]
Property	17	13
Equities - quoted | Infrastructure | Fair value of scheme assets
Disclosure of fair value of plan assets [line items]
Infrastructure	814	793
Equities - quoted | Hedge funds | Fair value of scheme assets
Disclosure of fair value of plan assets [line items]
Hedge funds	11	11
Equities - quoted | Derivative financial assets | Fair value of scheme assets
Disclosure of fair value of plan assets [line items]
Derivatives	25	(20)
Equities - quoted | Longevity reinsurance contracts | Fair value of scheme assets
Disclosure of fair value of plan assets [line items]
Longevity reinsurance contracts	0	0
Equities - quoted | Cash and liquid assets | Fair value of scheme assets
Disclosure of fair value of plan assets [line items]
Cash and liquid assets	(1,134)	(1,776)
Equities - quoted | Mixed investment funds | Fair value of scheme assets
Disclosure of fair value of plan assets [line items]
Mixed investment funds	12	11
Equities - quoted | Other | Fair value of scheme assets
Disclosure of fair value of plan assets [line items]
Other	5	7
Equities - quoted | Cash | Fair value of scheme assets
Disclosure of fair value of plan assets [line items]
Cash and liquid assets	354	521
Equities - quoted | Receivables/payables | Fair value of scheme assets
Disclosure of fair value of plan assets [line items]
Cash and liquid assets	91	80
Equities - quoted | Pooled cash funds | Fair value of scheme assets
Disclosure of fair value of plan assets [line items]
Cash and liquid assets	3,036	3,286
Equities - quoted | Repurchase agreements | Fair value of scheme assets
Disclosure of fair value of plan assets [line items]
Cash and liquid assets	(1,588)	(2,390)
Equities - Unquoted | Fair value of scheme assets
Disclosure of fair value of plan assets [line items]
Fair value of scheme assets	(8,090)	(9,124)
Equities - Unquoted | Equities | Fair value of scheme assets
Disclosure of fair value of plan assets [line items]
Equity instruments, amount contributed to fair value of plan assets	0	0
Equities - Unquoted | Private equities | Fair value of scheme assets
Disclosure of fair value of plan assets [line items]
Equity instruments, amount contributed to fair value of plan assets	2,259	2,734
Equities - Unquoted | Bonds - fixed government | Fair value of scheme assets
Disclosure of fair value of plan assets [line items]
Bonds	0	0
Equities - Unquoted | Bonds - index-linked government | Fair value of scheme assets
Disclosure of fair value of plan assets [line items]
Bonds	0	0
Equities - Unquoted | Bonds - corporate and other | Fair value of scheme assets
Disclosure of fair value of plan assets [line items]
Bonds	1,237	1,551
Equities - Unquoted | Property | Fair value of scheme assets
Disclosure of fair value of plan assets [line items]
Property	1,197	1,310
Equities - Unquoted | Infrastructure | Fair value of scheme assets
Disclosure of fair value of plan assets [line items]
Infrastructure	720	790
Equities - Unquoted | Hedge funds | Fair value of scheme assets
Disclosure of fair value of plan assets [line items]
Hedge funds	1,309	1,362
Equities - Unquoted | Derivative financial assets | Fair value of scheme assets
Disclosure of fair value of plan assets [line items]
Derivatives	(1,584)	(1,837)
Equities - Unquoted | Longevity reinsurance contracts | Fair value of scheme assets
Disclosure of fair value of plan assets [line items]
Longevity reinsurance contracts	(131)	(123)
Equities - Unquoted | Cash and liquid assets | Fair value of scheme assets
Disclosure of fair value of plan assets [line items]
Cash and liquid assets	3,036	3,286
Equities - Unquoted | Mixed investment funds | Fair value of scheme assets
Disclosure of fair value of plan assets [line items]
Mixed investment funds	0	0
Equities - Unquoted | Other | Fair value of scheme assets
Disclosure of fair value of plan assets [line items]
Other	47	51
UKRF | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Fair value of scheme assets	£ (24,234)	£ (24,680)
Percentage Of Fair Value Of Scheme Assets	10000.00%	10000.00%
UKRF | Equities | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Equity instruments, amount contributed to fair value of plan assets		£ 0
Percentage Of Fair Value Of Scheme Assets	0.00%	0.00%
UKRF | Private equities | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Equity instruments, amount contributed to fair value of plan assets	£ 2,259	£ 2,734
Percentage Of Fair Value Of Scheme Assets	930.00%	1110.00%
UKRF | Bonds - fixed government | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Bonds	£ 1,289	£ 1,098
Percentage Of Fair Value Of Scheme Assets	530.00%	440.00%
UKRF | Bonds - index-linked government | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Bonds	£ 9,383	£ 9,829
Percentage Of Fair Value Of Scheme Assets	3880.00%	3990.00%
UKRF | Bonds - corporate and other | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Bonds	£ 7,055	£ 7,241
Percentage Of Fair Value Of Scheme Assets	2910.00%	2930.00%
UKRF | Property | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Property	£ 1,197	£ 1,310
Percentage Of Fair Value Of Scheme Assets	490.00%	530.00%
UKRF | Infrastructure | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Infrastructure	£ 1,534	£ 1,583
Percentage Of Fair Value Of Scheme Assets	630.00%	640.00%
UKRF | Hedge funds | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Hedge funds	£ 1,309	£ 1,362
Percentage Of Fair Value Of Scheme Assets	540.00%	550.00%
UKRF | Derivative financial assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Derivatives	£ (1,559)	£ (1,857)
Percentage Of Fair Value Of Scheme Assets	(640.00%)	(750.00%)
UKRF | Longevity reinsurance contracts | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Longevity reinsurance contracts	£ (131)	£ (123)
Percentage Of Fair Value Of Scheme Assets	(50.00%)	(50.00%)
UKRF | Cash and liquid assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Cash and liquid assets	£ 1,893	£ 1,497
Percentage Of Fair Value Of Scheme Assets	780.00%	610.00%
UKRF | Mixed investment funds | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Mixed investment funds	£ 0	£ 0
Percentage Of Fair Value Of Scheme Assets	0.00%	0.00%
UKRF | Other | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Other	£ 5	£ 6
Percentage Of Fair Value Of Scheme Assets	0.00%	0.00%
UKRF | Equities - quoted | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Fair value of scheme assets	£ (16,186)	£ (15,601)
UKRF | Equities - quoted | Equities | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Equity instruments, amount contributed to fair value of plan assets	0	0
UKRF | Equities - quoted | Private equities | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Equity instruments, amount contributed to fair value of plan assets	0	0
UKRF | Equities - quoted | Bonds - fixed government | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Bonds	1,289	1,098
UKRF | Equities - quoted | Bonds - index-linked government | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Bonds	9,383	9,829
UKRF | Equities - quoted | Bonds - corporate and other | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Bonds	5,818	5,690
UKRF | Equities - quoted | Property | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Property	0	0
UKRF | Equities - quoted | Infrastructure | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Infrastructure	814	793
UKRF | Equities - quoted | Hedge funds | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Hedge funds	0	0
UKRF | Equities - quoted | Derivative financial assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Derivatives	25	(20)
UKRF | Equities - quoted | Longevity reinsurance contracts | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Longevity reinsurance contracts	0	0
UKRF | Equities - quoted | Cash and liquid assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Cash and liquid assets	(1,143)	(1,789)
UKRF | Equities - quoted | Mixed investment funds | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Mixed investment funds	0	0
UKRF | Equities - quoted | Other | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Other	0	0
UKRF | Equities - Unquoted | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Fair value of scheme assets	(8,048)	(9,079)
UKRF | Equities - Unquoted | Equities | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Equity instruments, amount contributed to fair value of plan assets	0	0
UKRF | Equities - Unquoted | Private equities | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Equity instruments, amount contributed to fair value of plan assets	2,259	2,734
UKRF | Equities - Unquoted | Bonds - fixed government | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Bonds	0	0
UKRF | Equities - Unquoted | Bonds - index-linked government | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Bonds	0	0
UKRF | Equities - Unquoted | Bonds - corporate and other | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Bonds	1,237	1,551
UKRF | Equities - Unquoted | Property | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Property	1,197	1,310
UKRF | Equities - Unquoted | Infrastructure | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Infrastructure	720	790
UKRF | Equities - Unquoted | Hedge funds | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Hedge funds	1,309	1,362
UKRF | Equities - Unquoted | Derivative financial assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Derivatives	(1,584)	(1,837)
UKRF | Equities - Unquoted | Longevity reinsurance contracts | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Longevity reinsurance contracts	(131)	(123)
UKRF | Equities - Unquoted | Cash and liquid assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Cash and liquid assets	3,036	3,286
UKRF | Equities - Unquoted | Mixed investment funds | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Mixed investment funds	0	0
UKRF | Equities - Unquoted | Other | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Other	£ 5	£ 6